Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016		Mar. 31, 2015
Cash flows from operating activities:
Net income	$ 62,964		$ 55,869
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	7		4
Depreciation expense	10,161		9,907
Amortization of intangibles	4,959		4,018
Amortization of grants	(11)		(11)
Accrued interest on short term investments	(210)
Share compensation expense	9,591		6,043
Amortization of gain on interest rate hedge	(210)
Amortization of financing costs	130
Deferred taxes	(626)		(173)
Changes in assets and liabilities:
Decrease in accounts receivable	47,407		16,381
Increase in unbilled revenue	(64,516)		(11,716)
Increase in other receivables	(3,730)		(2,699)
Decrease/(increase) in prepayments and other current assets	1,586		(2,522)
Increase in other non-current assets	(1,413)		(1,254)
Decrease in payments on account	(687)		(31,093)
(Decrease)/increase in other current liabilities	(10,494)		13,462
Increase in other non-current liabilities	1,520		1,757
(Decrease)/increase in accounts payable	(1,383)		406
Increase in income taxes payable	8,626		2,734
Change in deferred tax liability	(4,233)
Net cash provided by operating activities	59,438		61,113
Cash flows from investing activities:
Purchase of property, plant and equipment	(7,658)		(10,688)
Purchase of subsidiary undertakings			(103,138)
Purchase of short term investments	(98)		(60)
Sale of short term investments	158		1,037
Net cash used in investing activities	(7,598)		(112,849)
Cash flows from financing activities:
Proceeds from exercise of equity compensation	1,137		8,146
Share issuance costs			(4)
Tax benefit from the exercise of share options	4,241		1,923
Drawdown of bank credit lines and loan facilities			20,000
Financing costs	(118)
Net cash provided by financing activities	5,260		30,065
Effect of exchange rate movements on cash	326		(1,988)
Net increase/(decrease) in cash and cash equivalents	57,426		(23,659)
Cash and cash equivalents at beginning of period	103,911	[1]	118,900
Cash and cash equivalents at end of period	$ 161,337		$ 95,241

[1]	The December 31, 2015 Balance Sheet has been retrospectively restated as required to reflect the requirements of new guidance in respect of the presentation of debt issue costs.